Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

5. LEASES

As of December 31, 2024, and 2023, the Company operated 18 and 14 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 10 years. Leases with an initial term of 12 months or less will be recognized in the Consolidated Statements of Operations on a straight-line basis over the lease term. These leases primarily relate to the Company’s lease agreements for the month-to-month agreement for office space and leases for office equipment.

For operating leases with terms greater than 12 months, including renewal options when appropriate, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term.

In addition, the aircraft lease requires the Company to make maintenance reserve payments to cover the cost of major scheduled maintenance for the aircraft. These payments are generally variable as they are based on utilization of the aircraft, including the number of flight hours flown and/or flight departures, and are not included as minimal rental obligations.

On October 14, 2021, the Company entered into a lease agreement for one Airbus A321 converted freighter. The ten-year lease term commenced on January 23, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 120 months, plus supplemental rent for maintenance of the aircraft.

On June 21, 2022, the Company entered into a lease agreement for one A321F cargo aircraft. The eight-year lease term commenced on August 1, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 94 months, plus supplemental rent for maintenance of the aircraft.

On December 14, 2022, the Company entered into a lease agreement for one A319 passenger aircraft. The two-year lease term commenced on August 18, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 24 months, plus supplemental rent for maintenance of the aircraft.

On January 27, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The six-year lease term commenced on April 21, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

On May 22, 2023, the Company entered into a lease agreement for a commercial property warehouse. The five-year lease term commenced on June 1, 2023. Under the agreement, the Company will pay the lessor variable monthly rents increasing once every year for 62 months, plus estimated expenses for insurance, utilities, taxes, management fees and other operating expenses.

On June 16, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The four-year lease term commenced on November 13, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 48 months, plus supplemental rent for maintenance of the aircraft.

On August 8, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The three-year lease commenced on September 3, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 36 months, plus supplemental rent for maintenance of the aircraft.

On September 8, 2023, the Company entered into a lease agreement for one A321F cargo aircraft. The eight-year lease term commenced on October 6, 2023. Under the agreement, the Company will pay the lessor a fixed monthly rent for 96 months, plus supplemental rent for maintenance of the aircraft.

On November 17, 2023, the Company signed a lease agreement for one A321 passenger aircraft and paid commitment fees to the lessor. The lease will commence upon aircraft delivery which is expected to be in 2025 and will run through 24 months from delivery date. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of the aircraft.

On November 20, 2023, the Company entered into a lease agreement for one A320 passenger aircraft. The seven-year lease term commenced on February 9, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 86 months, plus supplemental rent for maintenance of the aircraft.

On December 22, 2023, the Company entered into a lease agreement for one A321F cargo aircraft. The ten-year lease commenced on March 8, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 120 months, plus supplemental rent for maintenance of the aircraft.

On January 19, 2024, the Company entered into a lease agreement for one A320 passenger aircraft. The one-year lease commenced on July 9, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 16 months, plus supplemental rent for maintenance of the aircraft.

On April 16, 2024, the Company entered into a lease agreement for one A320 passenger aircraft. The six-year lease commenced on April 17, 2024. Under the agreement, the Company will pay the lessor a fixed monthly rent for 72 months, plus supplemental rent for maintenance of the aircraft.

The Company reviewed the operating leases for extension options that may be reasonably certain to be exercised and then would become part of the right-of-use assets and lease liabilities. On December 21, 2022, and October 10, 2023, the Company signed extensions for two aircraft extending their lease terms for an additional 60 and 15 months from original ending date of June 1, 2023, and October 1, 2023, to May 31, 2028, and December 31, 2024, respectively. In addition, on March 27, 2024 an additional extension was signed to extend aircraft lease term for an additional 74 months from previous extended ending date of December 31, 2024 to February 28, 2031. Terms of extensions were agreed solely to grant the Company the right to use the asset for the related additional time including no changes in payment rent. As such, extension was accounted as a modification of lease in accordance with ASC 842 rather than as a new contract and the Company remeasured at modification date the following: Right-of-use asset, lease liability, discount rate, lease term and classification. In addition, as of March 31, 2024, the Company signed a lease agreement to convert one of its lease passenger aircraft with lease term ending on November 1, 2024, into an Aircraft Freighter at lessor's expense. The new lease is contingent on a successful conversion from induction date of November 1, 2024, and can take up to a year. Among terms agreed includes commitment fees paid to lessor and also no basic and supplemental rent shall be payable while the Aircraft undergoes conversion during the period commencing on the conversion induction date and ending on the conversion redelivery date. The Company expects to record a new lease on the acceptance of redelivery date, which is the date the lessee will have access to the leased asset. Furthermore, on August 1, 2024, the Company signed a new lease to extend one A320 passenger aircraft for a lease term of an additional 93 months from original ending date of November 15, 2023. Terms of extension included contingencies on lessor of timely deliveries of repairs on engines and incremental increases in monthly basic rents throughout the lease. As such, extension was accounted as a new lease in accordance with ASC 842 from a new contract and the Company recorded at lease commencement date a new Right-of-use asset and lease liability.

For the year ended December 31, 2024, we had 46 aircraft support equipment capitalized within our Consolidated Balance Sheet with useful lives between 1 and 30 years. All aircraft support equipment were financed through finance and operating leases with terms between 1 and 7 years. Related right-of-use assets and lease liabilities are recorded at the present value of fixed lease payments over the lease term. Amortization of the equipment under finance and operating leases is on a straight-line basis over the lease term and is included in Depreciation and amortization in our Consolidated Statement of Operations. Residual values for equipment are estimated to be from 0% to 77%. Some of our finance leases include optional renewal periods. Generally, we do not consider any additional renewal periods to be reasonably certain of being exercised, as the initial lease term of the related lease is for all or most of the useful life of the equipment and thus renewal periods are not included in the lease term, nor any related payments are reflected in the finance lease assets and finance lease liabilities.

The following table presents lease costs related to the Company’s finance and operating leases in thousands:

	For The Year Ended December 31,
	2024	2023
Finance lease cost
Amortization of leased assets	$3,238	$530
Interest of lease liabilities	3,043	435
Operating lease cost
Operating lease cost (1)	25,517	8,173
Short-term lease cost (2)	1,516	1,316
Total lease cost	33,314	10,454

(1) Expenses are classified within Aircraft Rent on the Company's Consolidated Statements of Operations.

(2) Expenses are classified within Other on the Company's Consolidated Statements of Operations.

The Company uses the rate stated in the lease to discount lease payments to present value. In the event the leases do not provide a readily determinable implicit or stated rate, the Company estimates the incremental borrowing rate to discount lease payments based on information available initially at adoption and at lease commencement going forward, taking into consideration recent debt issuance as well as publicly available data for instruments with similar characteristics. The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term
Operating leases	5.92 years	6.14 years
Finance leases	6.34 years	5.22 years
Weighted-average discount rate
Operating leases	13.96%	13.03%
Finance leases	14.76%	12.53%

The table below presents cash and non-cash activities associated with our leases in thousands:

	For The Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$14,430	$7,928
Operating cash flows from finance leases	3,043	435
Financing cash flows from finance leases	1,815	480

Future minimum lease payments under finance and operating lease liabilities in thousands with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
2025	7,337	27,835
2026	7,342	24,474
2027	7,163	22,016
2028	6,484	16,232
2029	6,217	13,820
2030 and thereafter	8,663	30,592
Total minimum lease payments	43,206	134,969
Less amount representing interest	(14,590)	(43,362)
Present value of minimum lease payments	28,616	91,607
Less current portion	(3,434)	(16,479)
Long-term portion	$25,182	$75,128

We also lease office space and office equipment for our headquarters, airport facilities, and certain airport gate facilities and maintenance facilities on a month-to-month basis. Amounts for leases that are on a month-to-month basis are not included as an obligation in the table above.